UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [X]; Amendment Number:        1
                                                ----------
  This Amendment (Check only one.):    [X] is a restatement.
                                       [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       850 Third Avenue, 21st Floor
               New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         212-848-0677

Signature, Place, and Date of Signing:

/s/ Joseph Edelman                New York, NY                 03/12/07
-------------------              --------------                ---------
 [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                               TITLE OF                      VALUE    SHARES /  SH / PUT /INVSTMT   OTHER       VOTING AUTHORITY
          NAME OF ISSUER       CLASS              CUSIP     x($1000)  PRN AMT   PRN CALL  DISCRETN MANAGERS  SOLE    SHARED   NONE
----------------------------------------------------------------------------  ------ -----------------------------------------------
ABIOMED INC                    COM              003654100    3,013    213,700     SH      SOLE       NA    213,700     0       0
ABRAXIS BIOSCIENCE INC         COM              00383E106      861     31,500     SH      SOLE       NA     31,500     0       0
ACADIA PHARMACEUTICALS INC     COM              004225108    6,183    703,469     SH      SOLE       NA    703,469     0       0
ADOLOR CORP                    COM              00724X102    3,782    502,896     SH      SOLE       NA    502,896     0       0
ADVANCED MAGNETICS INC         COM              00753P103   20,829    348,771     SH      SOLE       NA    348,771     0       0
ALEXION PHARMACEUTICALS INC    COM              015351109    4,221    104,500     SH      SOLE       NA    104,500     0       0
AMGEN INC                      COM              031162100   32,233    471,865     SH      SOLE       NA    471,865     0       0
AMYLIN PHARMACEUTICALS INC     COM              032346108      343      9,500     SH      SOLE       NA      9,500     0       0
ANTIGENICS INC DEL             COM              037032109      174     95,000   CALL      SOLE       NA     95,000     0       0
ARQULE INC                     COM              04269E107    2,643    446,375     SH      SOLE       NA    446,375     0       0
ARRAY BIOPHARMA INC            COM              04269X105    1,157     89,585     SH      SOLE       NA     89,585     0       0
ATHEROGENICS INC               COM              047439104    2,507    253,000    PUT      SOLE       NA    253,000     0       0
ATHEROGENICS INC               COM              047439104   21,919  2,212,000   CALL      SOLE       NA  2,212,000     0       0
ATS MED INC                    COM              002083103    3,495  1,688,592     SH      SOLE       NA  1,688,592     0       0
AVANIR PHARMACEUTICALS         CL A NEW         05348P401      225     97,500   CALL      SOLE       NA     97,500     0       0
AVANIR PHARMACEUTICALS         CL A NEW         05348P401      274    118,800    PUT      SOLE       NA    118,800     0       0
BIOENVISION INC                COM              09059N100    4,841  1,043,382     SH      SOLE       NA  1,043,382     0       0
BIOGEN IDEC INC                COM              09062X103    2,337     47,504     SH      SOLE       NA     47,504     0       0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101        2        100     SH      SOLE       NA        100     0       0
BOSTON SCIENTIFIC CORP         COM              101137107    2,518    146,566     SH      SOLE       NA    146,566     0       0
CELGENE CORP                   COM              151020104    1,093     19,000     SH      SOLE       NA     19,000     0       0
CEPHALON INC                   COM              156708109    2,007     28,500     SH      SOLE       NA     28,500     0       0
CHELSEA THERAPEUTICS INTL LT   COM              163428105      153     40,000     SH      SOLE       NA     40,000     0       0
COLLAGENEX PHARMACEUTICALS I   COM              19419B100    4,101    293,556     SH      SOLE       NA    293,556     0       0
COMMUNITY HEALTH SYS INC NEW   COM              203668108      365     10,000     SH      SOLE       NA     10,000     0       0
CONNETICS CORP                 NOTE  2.000% 3/3 208192AD6    8,436  8,500,000    PRN      SOLE       NA       0        0  8,500,000
CONOR MEDSYSTEMS INC           COM              208264101      846     27,000   CALL      SOLE       NA     27,000     0       0
CONOR MEDSYSTEMS INC           COM              208264101      282      9,000     SH      SOLE       NA      9,000     0       0
CONSOLIDATED WATER CO INC      ORD              G23773107      338     13,550     SH      SOLE       NA     13,550     0       0
CORCEPT THERAPEUTICS INC       COM              218352102       22     18,100     SH      SOLE       NA     18,100     0       0
CYBERONICS INC                 COM              23251P102        2        100    PUT      SOLE       NA        100     0       0
CYTOGEN CORP                   COM NEW          232824300      242    103,840     SH      SOLE       NA    103,840     0       0
DAVITA INC                     COM              23918K108      512      9,000     SH      SOLE       NA      9,000     0       0
DENDREON CORP                  COM              24823Q107      396     95,000   CALL      SOLE       NA     95,000     0       0
DEPOMED INC                    COM              249908104    4,358  1,263,050     SH      SOLE       NA  1,263,050     0       0
DISCOVERY LABORATORIES INC N   COM              254668106       85     36,000     SH      SOLE       NA     36,000     0       0
ELAN PLC                       ADR              284131208      199     13,500     SH      SOLE       NA     13,500     0       0
ENCYSIVE PHARMACEUTICALS INC   COM              29256X107       11      2,500     SH      SOLE       NA      2,500     0       0
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0 293904AB4   20,012 20,846,000    PRN      SOLE       NA       0        0  20,846,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109      326     10,900     SH      SOLE       NA     10,900     0       0
GENITOPE CORP                  COM              37229P507      502    142,500   CALL      SOLE       NA    142,500     0       0
GENOMIC HEALTH INC             COM              37244C101    2,091    112,411     SH      SOLE       NA    112,411     0       0
GEN-PROBE INC NEW              COM              36866T103   11,490    219,400     SH      SOLE       NA    219,400     0       0
GENTIUM S P A                  SPONSORED ADR    37250B104      204     10,000     SH      SOLE       NA     10,000     0       0
GENZYME CORP                   COM              372917104   42,313    687,124     SH      SOLE       NA    687,124     0       0
GILEAD SCIENCES INC            COM              375558103    2,431     37,439     SH      SOLE       NA     37,439     0       0
HALOZYME THERAPEUTICS INC      COM              40637H109      382     47,505     SH      SOLE       NA     47,505     0       0
HEALTH CARE REIT INC           COM              42217K106    2,646     61,500     SH      SOLE       NA     61,500     0       0
HEARUSA INC                    COM NEW          422360305      276    207,390     SH      SOLE       NA    207,390     0       0
HOLLIS-EDEN PHARMACEUTICALS    COM              435902101       53     10,000     SH      SOLE       NA     10,000     0       0
HUMANA INC                     COM              444859102    1,383     25,000     SH      SOLE       NA     25,000     0       0
ICOS CORP                      COM              449295104   14,074    416,500     SH      SOLE       NA    416,500     0       0
I-FLOW CORP                    COM NEW          449520303    5,212    348,600     SH      SOLE       NA    348,600     0       0
IMCLONE SYS INC                COM              45245W109        3         98     SH      SOLE       NA         98     0       0
IMMUNOMEDICS INC               COM              452907108    1,821    501,533     SH      SOLE       NA    501,533     0       0
INDEVUS PHARMACEUTICALS INC    NOTE  6.250% 7/1 454072AB5   38,266 30,280,000    PRN      SOLE       NA       0        0  30,280,000
INDEVUS PHARMACEUTICALS INC    COM              454072109   23,446  3,302,250     SH      SOLE       NA  3,302,250     0       0
INSPIRE PHARMACEUTICALS INC    COM              457733103      317     49,900     SH      SOLE       NA     49,900     0       0
INTUITIVE SURGICAL INC         COM NEW          46120E602      518      5,400     SH      SOLE       NA      5,400     0       0
INVITROGEN CORP                COM              46185R100    2,264     40,000     SH      SOLE       NA     40,000     0       0
ISOLAGEN INC                   NOTE  3.500%11/0 46488NAB9    3,669  5,000,000    PRN      SOLE       NA       0        0   5,000,000
JAVELIN PHARMACEUTICALS INC    COM              471894105      989    190,200     SH      SOLE       NA    190,200     0       0
LIGAND PHARMACEUTICALS INC     CL B             53220K207      504     46,000   CALL      SOLE       NA     46,000     0       0
LIGAND PHARMACEUTICALS INC     CL B             53220K207   18,835  1,720,007     SH      SOLE       NA  1,720,007     0       0
MANOR CARE INC NEW             COM              564055101    1,408     30,000     SH      SOLE       NA     30,000     0       0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    6,701    125,400     SH      SOLE       NA    125,400     0       0
MEDICURE INC                   COM              58469E101    1,106    913,930     SH      SOLE       NA    913,930     0       0
MEDIVATION INC                 COM              58501N101    7,679    485,395     SH      SOLE       NA    485,395     0       0
MEDTRONIC INC                  COM              585055106    1,479     27,645     SH      SOLE       NA     27,645     0       0
MERGE TECHNOLOGIES INC         COM              589981109      918    140,000     SH      SOLE       NA    140,000     0       0
METABASIS THERAPEUTICS INC     COM              59101M105       27      3,600     SH      SOLE       NA      3,600     0       0
MGI PHARMA INC                 COM              552880106      874     47,500     SH      SOLE       NA     47,500     0       0
NEOPHARM INC                   COM              640919106      555    332,500   CALL      SOLE       NA    332,500     0       0
NEOPHARM INC                   COM              640919106      447    267,800     SH      SOLE       NA    267,800     0       0
NEUROCHEM INC                  COM              64125K101    8,154    380,000   CALL      SOLE       NA    380,000     0       0
NEUROCRINE BIOSCIENCES INC     COM              64125C109    5,424    520,500     SH      SOLE       NA    520,500     0       0
NORTHFIELD LABS INC            COM              666135108    3,851    946,000    PUT      SOLE       NA    946,000     0       0
NORTHFIELD LABS INC            COM              666135108      281     69,000     SH      SOLE       NA     69,000     0       0
NORTHSTAR NEUROSCIENCE INC     COM              66704V101    1,347     93,692     SH      SOLE       NA     93,692     0       0
OMRIX BIOPHARMACEUTICALS INC   COM              681989109   14,374    475,000     SH      SOLE       NA    475,000     0       0
ONYX PHARMACEUTICALS INC       COM              683399109   10,052    950,100   CALL      SOLE       NA    950,100     0       0
ORTHOFIX INTL N V              COM              N6748L102      270      5,400     SH      SOLE       NA      5,400     0       0
OSCIENT PHARMACEUTICALS CORP   NOTE  3.500% 4/1 68812RAB1    3,120  4,640,000    PRN      SOLE       NA       0        0   4,640,000
OSI PHARMACEUTICALS INC        COM              671040103    1,679     48,000   CALL      SOLE       NA     48,000     0       0
PAREXEL INTL CORP              COM              699462107       42      1,434     SH      SOLE       NA      1,430     0       0
PDL BIOPHARMA INC              COM              69329Y104      574     28,500     SH      SOLE       NA     28,500     0       0
PHARMACYCLICS INC              COM              716933106    3,509    692,119     SH      SOLE       NA    692,119     0       0
PROGENICS PHARMACEUTICALS IN   COM              743187106   12,215    474,548     SH      SOLE       NA    474,548     0       0
PROTEIN DESIGN LABS INC        NOTE  2.750% 8/1 74369LAD5    1,136  1,000,000    PRN      SOLE       NA       0        0   1,000,000
RENOVIS INC                    COM              759885106    3,527  1,116,200   CALL      SOLE       NA  1,116,200     0       0
SCHERING PLOUGH CORP           PFD CONV MAND    806605606    1,024     18,000     SH      SOLE       NA     18,000     0       0
SEPRACOR INC                   COM              817315104   22,932    372,400     SH      SOLE       NA    372,400     0       0
SONUS PHARMACEUTICALS INC      COM              835692104    3,961    648,336     SH      SOLE       NA    648,336     0       0
SPECTRUM PHARMACEUTICALS INC   COM              84763A108    2,699    488,150     SH      SOLE       NA    488,150     0       0
TELIK INC                      COM              87959M109    5,050  1,140,000   CALL      SOLE       NA  1,140,000     0       0
TELIK INC                      COM              87959M109    8,135  1,836,700    PUT      SOLE       NA  1,836,700     0       0
TERCICA INC                    COM              88078L105      237     47,400     SH      SOLE       NA     47,400     0       0
THORATEC CORP                  COM NEW          885175307      501     28,500     SH      SOLE       NA     28,500     0       0
THRESHOLD PHARMACEUTICAL INC   COM              885807107      246     66,500   CALL      SOLE       NA     66,500     0       0
TRIMERIS INC                   COM              896263100      604     47,500     SH      SOLE       NA     47,500     0       0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      894     16,447     SH      SOLE       NA     16,447     0       0
VANDA PHARMACEUTICALS INC      COM              921659108    1,492     60,514     SH      SOLE       NA     60,514     0       0
VIVUS INC                      COM              928551100    1,891    522,351     SH      SOLE       NA    522,351     0       0
XENOPORT INC                   COM              98411C100      739     30,090     SH      SOLE       NA     30,090     0       0

                               104                        472,186






                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         104
Form 13F Information Table Value Total:         $472,186
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE